Investment Income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investment Income

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Debt securities
- held-to-maturity securities	34,657	30,669	24,854
- available-for-sale securities	22,991	19,608	17,499
- at fair value through profit or loss	3,869	3,618	5,683
Equity securities
- available-for-sale securities	16,492	27,019	19,744
- at fair value through profit or loss	1,284	920	527
Bank deposits	22,699	23,827	27,851
Loans	22,894	16,320	12,018
Securities purchased under agreements to resell	281	746	971

Total	125,167	122,727	109,147